Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Property and Equipment, Net

At March 31, 2019 and 2018, property and equipment consisted of the following:

	As of March 31,
	2019	2018

Office furniture and fixtures	$32,489	$25,021
Less: Accumulated Depreciation	(12,135)	(4,813)
	$20,354	$20,208